SEMI-ANNUAL REPORT

                                 MARCH 31, 2001

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

                               SEMI-ANNUAL REPORT

                                                                    May 21, 2001

Dear Shareholders,

Your Rockland Small Cap Growth Fund currently has the #1 ranked performance in the country out of all 406 mutual funds in the Lipper Analytical Services small cap universe. This ranking is based on the Fund's total return from its inception on December 2, 1996 through March 31, 2001. The average annual return over this period for the Fund has been 25.25% per year compared to 7.88% per year for the average small cap fund. For the past 12 months, the Fund has returned -34.77% in the recent bear market.

We believe that the stock market may have seen its lows. The average price to earnings ratio of the Fund is the lowest it has ever been at 15-16X forward earnings, but earnings growth of the average position remains robust at 50-60% per year. If, as we expect, new stock leadership emerges out of the bear market and into a new bull market, you can be assured that your Fund will participate in force.

We believe that several points set your Fund apart from the herd. The Fund is quick and nimble in size at about $75 million, which provides a significant advantage over many much larger funds. Your Fund manager invests virtually all of his own savings alongside your own money. Real and quantifiable savings in trading costs result from the Fund's increasing use of institutional trading networks to bypass traditional brokers. And finally, rigorous and focused portfolio management takes advantage of all tools available including both fundamental and technical analysis and state of the art screening software.

Thank you again for your support.

/s/Richard H. Gould

Your Fund manager,
Richard H. Gould CFA CMT

                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
                            The Rockland Funds Trust
                                 P. O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-800-497-3933

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2001 (UNAUDITED)

ASSETS:
   Investments, at value (cost $64,681,541)                        $67,955,339
   Receivable for investments sold                                   4,355,285
   Receivable for capital shares sold                                  101,763
   Dividends and interest receivable                                    34,432
   Organizational expenses, net of accumulated amortization              4,172
   Other assets                                                         31,431
                                                                   -----------
          Total Assets                                              72,482,422
                                                                   -----------

LIABILITIES:
   Payable for investments purchased                                 5,321,537
   Capital shares repurchased                                          219,974
   Payable to Adviser                                                   60,016
   Accrued expenses and other liabilities                               74,700
                                                                   -----------
          Total Liabilities                                          5,676,227
                                                                   -----------
NET ASSETS                                                         $66,806,195
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $82,734,190
   Accumulated undistributed net realized
     loss on investments sold                                      (19,201,793)
   Net unrealized appreciation on investments                        3,273,798
                                                                   -----------
          Total Net Assets                                         $66,806,195
                                                                   -----------
                                                                   -----------

   Shares of beneficial interest outstanding (unlimited
     shares of $0.001 par value authorized)                          4,154,638
   Net asset value, redemption price and
     offering price per share                                      $     16.08
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                $     90,192
   Interest income                                                      89,598
                                                                  ------------
          Total investment income                                      179,790
                                                                  ------------

EXPENSES:
   Investment advisory fee                                             359,611
   Administration fee                                                   25,451
   Shareholder servicing and accounting costs                           42,100
   Custody fees                                                         23,550
   Federal and state registration                                       19,798
   Professional fees                                                    18,958
   Reports to shareholders                                               5,492
   Trustees' fees and expenses                                           2,251
   Amortization of organizational expenses                               3,458
   Other                                                                 6,227
                                                                  ------------
          Total expenses                                               506,896
                                                                  ------------
NET INVESTMENT LOSS                                                   (327,106)
                                                                  ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                (19,352,554)
   Net change in unrealized
     appreciation/depreciation on investments                      (13,682,972)
                                                                  ------------
   Net realized and unrealized loss on investments                 (33,035,526)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(33,362,632)
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                                MARCH 31, 2001*<F1>       SEPTEMBER 30, 2000
                                                                                -------------------       ------------------
                                                                                    (UNAUDITED)
OPERATIONS:
   Net investment loss                                                              $  (327,106)             $  (672,869)
   Net realized gain (loss) on:
       Investments                                                                  (19,352,554)              16,173,341
       Short positions                                                                       --                  (80,983)
   Net change in unrealized appreciation/depreciation on investments                (13,682,972)              13,263,684
                                                                                    -----------              -----------
   Net increase (decrease) in net assets resulting from operations                  (33,362,632)              28,683,173
                                                                                    -----------              -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                         47,466,072               30,829,073
   Shares issued to holders in reinvestment of dividends                             13,835,241                6,506,869
   Cost of shares redeemed                                                          (22,027,044)              (8,074,795)
                                                                                    -----------              -----------
   Net increase in net assets resulting from capital share transactions              39,274,269               29,261,147
                                                                                    -----------              -----------

DISTRIBUTIONS TO RETAIL CLASS
   SHAREHOLDERS FROM NET REALIZED GAINS                                                      --                 (635,370)
                                                                                    -----------              -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS
   SHAREHOLDERS FROM NET REALIZED GAINS                                             (14,265,590)              (6,074,008)
                                                                                    -----------              -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                (8,353,953)              51,234,942

NET ASSETS:
   Beginning of period                                                               75,160,148               23,925,206
                                                                                    -----------              -----------
   End of period                                                                    $66,806,195              $75,160,148
                                                                                    -----------              -----------
                                                                                    -----------              -----------

*<F1> On October 1, 2000, the Fund combined its Institutional and Retail classes into a single class of shares.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS               YEARS ENDED SEPTEMBER 30,        DECEMBER 2, 1996(1)<F2>
                                                    ENDED            -------------------------------------          THROUGH
                                                MARCH 31, 2001       2000            1999            1998      SEPTEMBER 30, 1997
                                                --------------       ----            ----            ----      ------------------
                                                 (UNAUDITED)
Per Share Data:
Net asset value, beginning of period                $32.22          $19.34          $11.21          $14.43           $10.00
                                                    ------          ------          ------          ------           ------

Income from investment operations:
   Net investment loss                               (0.08)(5)<F6>   (0.28)(5)<F6>   (0.20)(6)<F7>   (0.17)(5)<F6>    (0.11)(6)<F7>
   Net realized and unrealized gains (losses)
     on investments                                 (10.54)          18.19            8.33           (2.73)            4.56
                                                    ------          ------          ------          ------           ------
        Total from investment operations            (10.62)          17.91            8.13           (2.90)            4.45
                                                    ------          ------          ------          ------           ------

Less distributions:
   Dividends in excess of
     net investment income                              --              --              --              --            (0.02)
   Distributions from net realized gains             (5.52)          (5.03)             --           (0.18)              --
   Return of Capital                                    --              --              --           (0.14)              --
                                                    ------          ------          ------          ------           ------
        Total distributions                          (5.52)          (5.03)             --           (0.32)           (0.02)
                                                    ------          ------          ------          ------           ------
Net asset value, end of period                      $16.08          $32.22          $19.34          $11.21           $14.43
                                                    ------          ------          ------          ------           ------
                                                    ------          ------          ------          ------           ------

Total return (2)<F3>                              (36.53)%         108.14%          72.52%        (20.21)%           44.53%

Supplemental data and ratios:
   Net assets, end of period                   $66,806,195     $69,583,711     $21,561,339     $10,681,337      $10,858,957
   Ratio of operating expenses
     to average net assets (3)<F4> (4)<F5>           1.41%           1.53%           1.75%           1.75%            1.75%
   Ratio of net investment loss
     to average net assets (3)<F4> (4)<F5>         (0.91)%         (1.27)%         (1.34)%         (1.47)%          (1.11)%
   Portfolio turnover rate                         262.76%         615.06%         814.67%         353.27%          204.05%

(1)<F2>   Commencement of operations.
(2)<F3> Not annualized for the periods December 2, 1996 through September 30, 1997 and six months ended March 31, 2001.
(3)<F4> Annualized for the periods December 2, 1996 through September 30, 1997 and six months ended March 31, 2001.
(4)<F5> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.31%, 2.60% and 3.98%, respectively. The ratio of net investment loss to average net assets would have been (1.90)%, (2.32)% and (3.35)%, respectively.
(5)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(6)<F7> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----

            COMMON STOCKS -- 100.5%

            AEROSPACE & DEFENSE -- 3.5%
    65,000  Armor Holdings, Inc. *<F8>                            $ 1,144,000
    30,000  Engineered Support Systems, Inc.                          581,250
     8,000  L-3 Communications Holdings, Inc. *<F8>                   631,600
                                                                  -----------
                                                                    2,356,850
                                                                  -----------

            BUILDING & CONSTRUCTION -- 0.4%
    20,000  Newmark Homes Corp. *<F8>                                 245,000
                                                                  -----------

            BUSINESS SERVICES -- 1.9%
    40,000  The Keith Companies, Inc. *<F8>                           840,000
    20,000  Resources Connection, Inc. *<F8>                          442,500
                                                                  -----------
                                                                    1,282,500
                                                                  -----------

            COMMUNICATIONS & MEDIA -- 2.5%
    85,000  Mediacom Communications Corporation *<F8>               1,662,813
                                                                  -----------

            COMPUTER SERVICES -- 0.9%
    50,000  Inrange Technologies Corporation *<F8>                    416,500
    15,000  Ixia *<F8>                                                192,188
                                                                  -----------
                                                                      608,688
                                                                  -----------

            CONSUMER PRODUCTS -- 2.3%
    20,000  Direct Focus, Inc. *<F8>                                  500,000
    60,000  Elizabeth Arden, Inc. *<F8>                             1,020,000
                                                                  -----------
                                                                    1,520,000
                                                                  -----------

            DIVERSIFIED MANUFACTURING -- 1.0%
    25,000  Astronics Corporation                                     428,125
    10,000  ESCO Technologies Inc. *<F8>                              249,600
                                                                  -----------
                                                                      677,725
                                                                  -----------

            DRUGS -- 3.2%
    20,000  First Horizon Pharmaceutical Corporation *<F8>            417,500
    40,000  Taro Pharmaceutical Industries Ltd. *<F8> (1)<F9>       1,752,500
                                                                  -----------
                                                                    2,170,000
                                                                  -----------

            EDUCATION -- 7.3%
    30,000  Apollo Group, Inc. *<F8>                                  984,375
    50,000  Career Education Corporation *<F8>                      2,512,500
    35,000  Corinthian Colleges, Inc. *<F8>                         1,408,750
                                                                  -----------
                                                                    4,905,625
                                                                  -----------

            ENERGY -- 5.0%
    80,000  Orion Power Holdings, Inc. *<F8>                        2,456,000
    25,000  Mirant Corporation *<F8>                                  887,500
                                                                  -----------
                                                                    3,343,500
                                                                  -----------

            ENTERTAINMENT & LEISURE -- 3.2%
    35,000  Anchor Gaming *<F8>                                     2,143,750
                                                                  -----------

            FINANCIAL SERVICES -- 4.4%
   166,667  ECapital Financial Corporation *<F8> (2)<F10>                 167
    85,000  eFunds Corporation *<F8>                                1,636,250
    16,000  The Student Loan Corporation                            1,118,080
   166,667  U.S. Capital Financial Corp. *<F8> (2)<F10>               166,667
                                                                  -----------
                                                                    2,921,164
                                                                  -----------

            FOOD AND BEVERAGE -- 2.1%
    10,000  Applebee's International, Inc.                            356,875
    20,000  Buca, Inc. *<F8>                                          372,400
    25,000  Panera Bread Company -- Class A *<F8>                     668,750
                                                                  -----------
                                                                    1,398,025
                                                                  -----------

            HEALTH CARE SERVICES & SUPPLIES -- 4.8%
    25,000  Accredo Health, Incorporated *<F8>                        817,187
    20,000  AdvancePCS *<F8>                                        1,085,312
    30,000  America Service Group Inc. *<F8>                          750,000
    21,000  AmSurg Corp. -- Class A *<F8>                             400,312
    10,000  U.S. Physical Therapy, Inc. *<F8>                         130,000
                                                                  -----------
                                                                    3,182,811
                                                                  -----------

            INTERNET -- 0.3%
     8,000  Avocent Corporation *<F8>                                 174,500
                                                                  -----------

            LODGING -- 2.5%
    60,000  Extended Stay America, Inc. *<F8>                         900,000
    36,000  Trendwest Resorts, Inc. *<F8>                             778,500
                                                                  -----------
                                                                    1,678,500
                                                                  -----------

            MEDICAL PRODUCTS -- 4.0%
    15,000  Haemonetics Corporation *<F8>                             496,500
    10,000  ICU Medical, Inc. *<F8>                                   350,000
    15,000  Regeneration Technologies, Inc. *<F8>                     161,250
     8,000  SRI/ Surgical Express, Inc. *<F8>                         160,500
    25,000  Varian Medical Systems, Inc.                            1,520,000
                                                                  -----------
                                                                    2,688,250
                                                                  -----------

            OIL & GAS EQUIPMENT -- 1.4%
    40,000  Hydril Company *<F8>                                      915,000
                                                                  -----------

            OIL & GAS EXPLORATION & PRODUCTION -- 18.2%
    10,000  Barrett Resources Corporation *<F8>                       600,500
    45,000  Chiles Offshore, Inc. *<F8>                               916,650
    40,000  Cross Timbers Oil Company                                 990,000
    30,000  Devon Energy Corporation                                1,746,000
    40,000  Genesis Exploration Ltd. *<F8> (1)<F9>                    460,000
    55,000  HS Resources, Inc. *<F8>                                2,475,000
    40,000  Patina Oil & Gas Corporation                            1,068,000
    40,000  Remington Oil & Gas Corporation *<F8>                     552,500
    50,000  Spinnaker Exploration Company *<F8>                     2,185,000
    35,000  Tom Brown, Inc. *<F8>                                   1,155,000
                                                                  -----------
                                                                   12,148,650
                                                                  -----------

            OIL & GAS SERVICES -- 14.7%
    25,000  BJ Services Company *<F8>                               1,780,000
    55,000  Enterprise Products Partners L.P.                       1,905,750
    50,000  Frontline Limited -- ADR (1)<F9>                          896,875
    20,000  Offshore Logistics, Inc.                                  496,250
    50,000  OSCA, Inc. *<F8>                                          978,125
    30,000  Precision Drilling Corporation *<F8> (1)<F9>            1,070,100
    25,000  Stolt Offshore S.A. -- ADR *<F8> (1)<F9>                  368,750
    50,000  UTI Energy Corp. *<F8>                                  1,512,500
    35,000  W-H Energy Services, Inc. *<F8>                           848,750
                                                                  -----------
                                                                    9,857,100
                                                                  -----------

            RETAIL -- 3.2%
    10,000  Cost Plus, Inc. *<F8>                                     230,625
    20,000  Fred's, Inc.                                              457,500
    25,000  Gadzooks, Inc. *<F8>                                      550,000
    15,000  Rent-A-Center, Inc. *<F8>                                 689,063
    10,000  Wilsons The Leather Experts Inc. *<F8>                    190,625
                                                                  -----------
                                                                    2,117,813
                                                                  -----------

            SEMICONDUCTORS -- 2.0%
    20,000  Lam Research Corporation *<F8>                            475,000
    30,000  TranSwitch Corporation *<F8>                              393,750
    20,000  Vitesse Semiconductor Corporation *<F8>                   476,250
                                                                  -----------
                                                                    1,345,000
                                                                  -----------

            SOFTWARE -- 5.8%
    70,000  ANSYS, Inc. *<F8>                                         883,750
    40,000  Caminus Corporation *<F8>                                 817,500
    60,000  EPIQ Systems, Inc. *<F8>                                1,215,000
    10,000  Moldflow Corporation *<F8>                                187,812
    20,000  THQ Inc. *<F8>                                            760,000
                                                                  -----------
                                                                    3,864,062
                                                                  -----------

            TELECOMMUNICATIONS -- 4.3%
    50,000  Metro One Telecommunications, Inc. *<F8>                1,637,500
     5,750  Nanovation Technologies, Inc. *<F8> (2)<F10>              115,000
    50,000  West Corporation *<F8>                                  1,118,750
                                                                  -----------
                                                                    2,871,250
                                                                  -----------

            TEXTILE & APPAREL -- 0.9%
    25,000  OshKosh B'Gosh, Inc.                                      637,500
                                                                  -----------

            WASTE MANAGEMENT -- 0.7%
    10,000  Stericycle, Inc. *<F8>                                    446,250
                                                                  -----------
            TOTAL COMMON STOCKS (Cost $63,888,528)                 67,162,326
                                                                  -----------

            WARRANTS -- 0.0%
    20,833  RateXchange Corporation *<F8> (Cost $0)                         0
                                                                  -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 1.2%
            VARIABLE RATE DEMAND NOTES#<F11> -- 1.2%
  $371,137  American Family Financial Services, Inc., 4.630%          371,137
    82,066  Sara Lee Corporation, 4.655%                               82,066
   339,810  Wisconsin Electric Power Company, 4.655%                  339,810
                                                                  -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $793,013)              793,013
                                                                  -----------
            TOTAL INVESTMENTS -- (COST $64,681,541) -- 101.7%      67,955,339
            Liabilities, Less Other Assets -- (1.7)%               (1,149,144)
                                                                  -----------
            TOTAL NET ASSETS -- 100.0%                            $66,806,195
                                                                  -----------
                                                                  -----------

   *<F8>   Non-income producing security.
 (1)<F9>   Foreign Security
 (2)<F10>  Illiquid Security - acquired through private placement.
   #<F11> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2001.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2001 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT
   ACCOUNTING POLICIES

   The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996. On October 1, 2000, the Fund combined its Institutional and Retail classes into a single class of shares.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The following is a summary of significant accounting policies consistently followed by the Fund.

   a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

   c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

       Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

       Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales.

   d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

   f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2. SHARES OF BENEFICIAL INTEREST

   Transactions in shares of beneficial interest for the six months ended March 31, 2001 and the fiscal year ended September 30, 2000, respectively, were as follows:

   SIX MONTHS ENDED MARCH 31, 2001                        $           SHARES
   -------------------------------                       ---          ------
   Shares sold                                        $47,466,072    2,133,647
   Shares issued to holders in
     reinvestment of dividends                         13,835,241      681,875
   Shares redeemed                                    (22,027,044)    (994,658)
                                                      -----------    ---------
   Net increase                                       $39,274,269    1,820,864
                                                      -----------
                                                      -----------

   SHARES OUTSTANDING:
   Beginning of year*<F12>                                           2,333,774
                                                                     ---------
   End of year                                                       4,154,638
                                                                     ---------
                                                                     ---------

   YEAR ENDED SEPTEMBER 30, 2000                          $           SHARES
   -------------------------------                       ---          ------
   RETAIL SHARES:
   Shares sold                                        $ 1,354,720       46,907
   Shares issued to holders in
     reinvestment of dividends                            588,575       29,385
   Shares redeemed                                       (710,040)     (24,673)
                                                      -----------    ---------
   Net increase                                       $ 1,233,255       51,619
                                                      -----------
                                                      -----------

   SHARES OUTSTANDING:
   Beginning of year                                                   122,811
                                                                     ---------
   End of year                                                         174,430
                                                                     ---------
                                                                     ---------

   INSTITUTIONAL SHARES:
   Shares sold                                        $29,474,352    1,027,994
   Shares issued to holders in
     reinvestment of dividends                          5,918,294      293,566
   Shares redeemed                                     (7,364,754)    (277,336)
                                                      -----------    ---------
   Net increase                                       $28,027,892    1,044,224
                                                      -----------
                                                      -----------

   SHARES OUTSTANDING:
   Beginning of year                                                 1,115,120
                                                                     ---------
   End of year                                                       2,159,344
                                                                     ---------
                                                                     ---------
   TOTAL NET INCREASE                                 $29,261,147
                                                      -----------
                                                      -----------

*<F12> On October 1, 2000, the Fund combined its Institutional and Retail classes into a single class. Beginning of year shares reflects the combination of classes.

3. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 2001, were $212,661,782 and $185,448,267, respectively.

   At March 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Appreciation                                                    $ 7,087,833
   (Depreciation)                                                   (5,363,420)
                                                                   -----------
         Net appreciation on investments                           $ 1,724,413
                                                                   -----------
                                                                   -----------

   At March 31, 2001, the cost of investments for federal income tax purposes was $66,230,926.

4. INVESTMENT ADVISORY AND OTHER
   AGREEMENTS

   The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

   Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

5. SHORT POSITIONS

   As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short. At March 31, 2001, the Fund had no short positions.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                  DISTRIBUTOR
                       Unified Financial Securities, Inc.
                                 P.O. Box 6110
                            Indianapolis, IN  46206

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103